UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                -----------------------

Check here if Amendment  (    ); Amendment Number:
                                                   --------------------
This Amendment (Check only one.):      (      )      is a restatement.
                                       (      )      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Harding, Loevner Management, L.P.
                ----------------------------------------------
Address:        50 Division Street
                ----------------------------------------------
                Suite 401
                ----------------------------------------------
                Somerville, NJ  08876
                ----------------------------------------------

Form 13F File Number: 28 - 4434
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David R. Loevner
       ------------------------------------------------------------------------
Title: President of HLM Holdings, Inc., GP of Harding, Loevner Management, L.P.
       ------------------------------------------------------------------------
Phone: 908-947-0134
       ------------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ David R. Loevner                    Somerville, NJ              11/7/02
---------------------------------       -----------------------     -----------
(Signature)                             (City, State)               (Date)

Report Type   (Check only one.):

(  X )     13F HOLDINGS REPORT.    (Check here if all holdings of this
           reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(    )     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              0
                                                --------------------------

Form 13F Information Table Entry Total:         59
                                                --------------------------

Form 13F Information Table Value Total:         $263,712,487
                                                --------------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

"NONE"

FORM 13F                        Report for Quarter Ended September 30, 2002
Name of Reporting Manager:  HARDING, LOEVNER MANAGEMENT, L.P.
13F File No.:  28-4434
-------------------------------------------------------------------------------


        Item 1:           Item 2:       Item 3:         Item 4:          Item 5:
                                                     Fair Market       Shares or
                         Title of                    -----------       ---------
   Name Of Issuer         Class         CUSIP          Value        Principal Amount
   --------------       ---------    -----------     -----------    ----------------



ALLIED CAPITAL             COM       01903Q 10 8       4,425,961         202,191
AMERICAN INTERNATIONAL     COM
GROUP                      COM       026874 10 7       4,671,763          85,407
AOL TIME WARNER            COM       00184A 10 5       3,634,839         310,670
ARACRUZ CELULOSE SA     SPONSORED
                        ADR CL B     038496 20 4         233,578          15,933
AUTOMATIC DATA PROCESSING  COM       053015 10 3       2,964,142          85,250
BANCO SANTANDER CHILE   SPONSORED
                       ADR REP COM   05965X 10 9         272,580          15,400
BAXTER INTL INC            COM       071813 10 9       2,840,600          92,982
BERKSHIRE HATHAWAY         CLASS A   084670 10 8       3,029,900              41
BERKSHIRE HATHAWAY         CLASS B   084670 20 7         695,130             282
BP PLC                  SPONSORED
                           ADR       055622 10 4      23,634,885         592,353
CANON INC                  COM       138006 30 9       3,794,920         119,075
CEMEX SE                SPONSORED
                           ADR       151290 88 9         208,792          10,014
CERUS CORP                 COM       157085 10 1         474,762          28,480
CHINA MOBILE HONG       SPONSORED
KONG LTD                   ADR       16941M 10 9       1,494,029         132,215
COLGATE-PALMOLIVE CO.      COM       194162 10 3       4,431,992          82,150
CRH PLC                 SPONSORED
                           ADR       12626K 20 3         458,367          39,180
DASSAULT SYSTEM SA      SPONSORED
                           ADR       237545 10 8         264,211          17,025
DEUTSCHE BK AG NAMEN       ORD       D18190 89 8       1,036,711          22,825
DR. REDDY'S LABORATORY  SPONSORED
LTD                        ADR       256135 20 3         230,571          13,700
EMCORE CORP.               COM       290846 10 4          15,474          10,180
ENCANA CORP.            SPONSORED
                           ADR       292505 10 4      31,421,300       1,043,897
ENERSIS SA              SPONSORED
                           ADR       29274F 10 4         139,776          31,200
EXXON MOBIL                COM       30231G 10 2       3,204,036         100,440
FLEETBOSTON FINL CORP      COM       339030 10 8         214,583          10,555
GENENTECH INC              COM       368710 40 6       1,708,996          52,375
GRUPO TMM SA DE CV      SPONSORED
                           ADR       40051D 10 5         249,899          40,900
HDFC BANK LTD           ADR REPS
                         3 SHS       40415F 10 1         245,487          17,300
HONDA MOTOR LTD         AMERN SHS    438128 30 8       1,200,148          60,400
HONEYWELL INT'L            COM       438516 10 6       2,142,932          98,935
HSBC HOLDINGS PLC       SPONSORED
                           ADR       404280 40 6       1,313,924          25,523
IMPERIAL OIL            SPONSORED
                           ADR       453038 40 8      32,722,179       1,128,351
INDIA FUND INC             COM       454089 10 3          98,560          11,000
ING GROUP N V           SPONSORED
                           ADR       456837 10 3       1,309,090          93,240
INTEL CORP.             SPONSORED
                           ADR       458140 10 0       2,714,037         195,395
JP MORGAN CHASE & CO.      COM       46625H 10 0       1,415,325          74,530
KINDER MORGAN INC KANS     COM       49455P 10 1       2,951,212          83,250
KONINKLIJKE PHILIPS
ELECTRONICS             NY REG SH    500472 30 3         196,591          13,530
KOOKMIN BANK            SPONSORED
                           ADR       50049M 10 9         258,639           7,300
LUXOTTICA GROUP         SPONSORED
                           ADR       55068R 20 2      20,297,051       1,575,858
MERCK                      COM       589331 10 7       3,701,047          80,968
NOMURA HOLDINGS         SPONSORED
                           ADR       65535H 20 8       2,848,707         220,830
NOVO-NORDISK SA         SPONSORED
                           ADR       670100 20 5       1,358,295          50,270
ORACLE CORP.               COM       68389X 10 5       4,794,553         609,994
PEARSON PLC             SPONSORED
                           ADR       705015 10 5       1,748,972         211,740
R.O.C TAIWAN FUND       SH BEN INT   749651 10 5         198,450          56,700
RIO TINTO PLC           SPONSORED
                           ADR       767204 10 0       2,576,136          39,151
ROYAL DUTCH PETE
CO                      NY REG SH    780257 80 4       3,674,551          91,475
SAPPI LTD               SPONSORED
                           ADR       803069 20 2         380,140          33,200
SASOL ADR               SPONSORED
                           ADR       803866 30 0       5,173,092         453,780
SATYAM COMPUTER         SPONSORED
SERVICES LTD               ADR       804098 10 1         216,270          24,300
SONY CORP               SPONSORED
                           ADR       835699 30 7       1,501 383          36,530
SUEZ                    SPONSORED
                           ADR       864686 10 0       1,514,749          95,749
TAIWAN SEMICONDUCTOR    SPONSORED
MFG LTD                    ADR       874039 10 0       1,753,086         276,077
TEVA PHARMACEUTICAL        ADR
INDS LTD                             881624 20 9      37,354,309         557,527
TJX COMPANIES INC          COM       872540 10 9       3,307,520         194,560
UNILEVER PLC            SPONSORED
                           ADR       904767 70 4       7,246,260         198,800
VODAFONE GROUP PLC      SPONSORED
                           ADR       92857W 10 0      15,717,622       1,225,068
WPP GROUP               SPONSORED
                           ADR       929309 30 0       1,911,073          56,043
WRIGLEY, (WM) JR.          COM       982526 10 5       4,119,300          83,235

                TOTAL                                263,712,487

                                   Item 6:                  Item 7:             Item 8:
                            Investment Discretion                            Voting Auth.
                            ---------------------                            ------------
                      (a) Sole (b) Shared (c)Shared Other  Managers  (a) Sole (b) Shared (c) None
                      -------- ---------- ---------------  --------  -------- ---------- --------



ALLIED CAPITAL            X                                              X
AMERICAN INTERNATIONAL
GROUP                     X                                              X
AOL TIME WARNER           X                                              X
ARACRUZ CELULOSE SA
                          X                                              X
AUTOMATIC DATA PROCESSING X                                              X
BANCO SANTANDER CHILE
                          X
BAXTER INTL INC           X                                              X
BERKSHIRE HATHAWAY        X                                              X
BERKSHIRE HATHAWAY        X                                              X
BP PLC
                          X                                              X
CANON INC                 X                                              X
CEMEX
                          X                                              X
CERUS CORP                X                                              X
CHINA MOBILE HONG
KONG LTD                  X                                              X
COLGATE-PALMOLIVE CO.     X                                              X
CRH PLC
                          X                                              X
DASSAULT SYSTEM
                          X                                              X
DEUTSCHE BK AG NAMEN      X                                              X
DR. REDDY'S LABORATORY
LTD                       X                                              X
EMCORE CORP.              X                                              X
ENCANA CORP.
                          X                                              X
ENERSIS S A
                          X                                              X
EXXON MOBIL               X                                              X
FLEETBOSTON FINL CORP     X                                              X
GENENTECH INC             X                                              X
GRUPO TMM SA DE CV
                          X                                              X
HDFC BANK LTD
                          X                                              X
HONDA MOTOR LTD           X                                              X
HONEYWELL INT'L           X                                              X
HSBC HOLDINGS PLC
                          X                                              X
IMPERIAL OIL
                          X                                              X
INDIA FUND INC            X                                              X
ING GROUP N V
                          X                                              X
INTEL CORP.
                          X                                              X
JP MORGAN CHASE & CO.     X                                              X
KINDER MORGAN INC KANS    X                                              X
KONINKLIJKE PHILIPS
ELECTRONICS               X                                              X
KOOKMIN BANK
                          X                                              X
LUXOTTICA GROUP ADR
                          X                                              X
NOMURA HOLDINGS
                          X                                              X
NOVO-NORDISK
                          X                                              X
ORACLE CORP               X                                              X
PANAMERICAN BEVERAGES,
INC.                      X                                              X
PEARSON PLC
                          X                                              X
R.O.C TAIWAN FUND         X                                              X
RIO TINTO
                          X                                              X
ROYAL DUTCH PET CO
                          X                                              X
SAPPI LTD                 X                                              X
                          X                                              X
SASOL ADR
                          X                                              X
SATYAM COMPUTER
SERVICES LTD              X                                              X
SONY CORP
                          X                                              X
SUEZ
                          X                                              X
TAIWAN SEMICONDUCTOR
MFG LTD                   X                                              X
TEVA PHARMACEUTICAL
INDS LTD                  X                                              X
TJX COMPANIES INC         X                                              X
UNILEVER PLC
                          X                                              X
VODAFONE GROUP PLC
                          X                                              X
WPP GROUP
                          X                                              X
WRIGLEY, (WM) JR.         X                                              X

        TOTAL MV @ 9/30/02                    263,712,487
